Debt - Schedule of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt
Interest Expense, Debt	$ (431,618)	$ (458,899)	$ (469,268)
Senior Notes
Debt
Interest Expense, Debt	(352,293)	(389,879)	(391,790)
Term Loan Facilities
Debt
Interest Expense, Debt	(39,462)	(23,567)	(19,100)
Revolving Credit Facility
Debt
Interest Expense, Debt	(27,805)	(34,984)	(42,179)
Other
Debt
Interest Expense, Debt	$ (12,058)	$ (10,469)	$ (16,199)